Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Apr. 30, 2015
C000027601
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 14,202	$ 13,959	$ 11,965	$ 11,057	$ 12,831	$ 11,325	$ 11,639	$ 10,845	$ 11,124	$ 10,177	$ 9,255	$ 9,575
C000068506
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 15,206	14,927	12,765	11,769	13,638	11,992	12,294	11,428	11,693	10,672	9,678	10,000
C000027603
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 13,646	13,484	11,649	10,841	12,707	11,311	11,716	11,008	11,373	10,495	9,630	10,000
C000068509
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 15,219	14,937	12,758	11,767	13,638	11,994	12,301	11,432	11,693	10,668	9,670	10,000
C000135461
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 15,299	15,014	12,815	11,810	13,675	12,018	12,320	11,442	11,697	10,670	9,670	10,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,820	10,430	9,521	9,360	11,817	11,966	11,327	10,341	10,558	10,435	9,882	10,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,820	10,430	9,521	9,360	11,817	11,966	11,327	10,341	10,558	10,435	9,882	10,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,820	10,430	9,521	9,360	11,817	11,966	11,327	10,341	10,558	10,435	9,882	10,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,820	10,430	9,521	9,360	11,817	11,966	11,327	10,341	10,558	10,435	9,882	10,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,820	10,430	9,521	9,360	11,817	11,966	11,327	10,341	10,558	10,435	9,882	10,000
Bloomberg Global High Yield Index (USD hedged)
Account Value [Line Items]
Account Value	16,108	15,747	13,231	12,132	14,196	13,015	12,790	11,784	11,897	10,898	9,824	10,000
Bloomberg Global High Yield Index (USD hedged)
Account Value [Line Items]
Account Value	16,108	15,747	13,231	12,132	14,196	13,015	12,790	11,784	11,897	10,898	9,824	10,000
Bloomberg Global High Yield Index (USD hedged)
Account Value [Line Items]
Account Value	16,108	15,747	13,231	12,132	14,196	13,015	12,790	11,784	11,897	10,898	9,824	10,000
Bloomberg Global High Yield Index (USD hedged)
Account Value [Line Items]
Account Value	16,108	15,747	13,231	12,132	14,196	13,015	12,790	11,784	11,897	10,898	9,824	10,000
Bloomberg Global High Yield Index (USD hedged)
Account Value [Line Items]
Account Value	$ 16,108	$ 15,747	$ 13,231	$ 12,132	$ 14,196	$ 13,015	$ 12,790	$ 11,784	$ 11,897	$ 10,898	$ 9,824	$ 10,000